Related party transactions - Additional information (Details)	1 Months Ended			12 Months Ended
	Oct. 31, 2019	Oct. 31, 2009 CNY (¥)	Oct. 31, 2009 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)
Related Party Transaction [Line Items]
Revenue from Related Parties				$ 16,323	$ 155,418	$ 799,142
Forasen Group
Related Party Transaction [Line Items]
Monthly rent		¥ 22,400	$ 3,257
Terms of lease		10 years	10 years
Renewed term of lease	10 years
Forasen Group | Total sales
Related Party Transaction [Line Items]
Revenue from Related Parties				$ 16,323	$ 155,418	$ 799,142
Concentration risk, percentage				0.05%	0.52%	3.00%